Trade and other payables and accrued expenses (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables and accrued expenses
Trade and other payables	SFr 1,679	SFr 929
Accrued research and development costs	4,722	5,360
Accrued payroll expenses	4,649	2,898
Other accrued expenses	1,716	1,159
Total	11,087	9,417
Accrual of performance-related remuneration	4,649	SFr 2,898
Accrued stamp duty	SFr 400